UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00919
Van Kampen Equity and Income Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Equity and Income Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

Description	Shares	Value

Common Stocks 58.5%
Aerospace & Defense 1.1%
Raytheon Co.	2,895,500	$154,938,205

Airlines 0.3%
Continental Airlines, Inc., Class B (a)	2,250,700	37,541,676
UAL Corp.	1,253,800	11,020,902

		48,562,578

Broadcasting & Cable TV 1.0%
Comcast Corp., Class A	7,525,200	147,719,676

Communications Equipment 1.1%
Alcatel-Lucent — ADR (France) (a)	16,197,300	62,197,632
Cisco Systems, Inc. (a)	4,236,800	95,582,208

		157,779,840

Computer Hardware 1.0%
Hewlett-Packard Co.	3,098,600	143,279,264

Computer Storage & Peripherals 0.1%
EMC Corp. (a)	1,436,100	17,175,756

Consumer Electronics 0.3%
Sony Corp. — ADR (Japan)	1,418,800	43,798,356

Consumer Finance 0.1%
Capital One Financial Corp.	259,000	13,209,000

Department Stores 0.4%
Macy’s, Inc.	3,664,800	65,893,104

Diversified Banks 0.6%
Mitsubishi UFJ Financial Group, Inc. — ADR (Japan)	2,331,600	20,378,184
Mizuho Financial Group, Inc. — ADR (Japan)	4,370,100	38,107,272
Sumitomo Mitsui Financial Group, Inc. (Japan)	5,514	34,544,511

		93,029,967

Diversified Chemicals 2.1%
Bayer AG — ADR (Germany)	3,596,400	262,283,654

Description	Shares	Value

Diversified Chemicals (continued)
Du Pont (E.I.) de Nemours & Co.	1,263,800	$50,931,140

		313,214,794

Electric Utilities 3.0%
American Electric Power Co., Inc.	5,686,800	210,582,204
Entergy Corp.	917,266	81,645,847
FirstEnergy Corp.	2,119,200	141,965,208

		434,193,259

Gold 0.4%
Newmont Mining Corp.	1,690,200	65,512,152

Health Care Distributors 0.5%
Cardinal Health, Inc.	1,342,200	66,143,616

Health Care Equipment 1.4%
Boston Scientific Corp. (a)	6,892,900	84,575,883
Covidien Ltd. (Bermuda)	2,195,050	118,005,888
Edwards Lifesciences Corp. (a)	68	3,928

		202,585,699

Home Improvement Retail 0.9%
Home Depot, Inc.	4,811,600	124,572,324

Household Products 0.9%
Kimberly-Clark Corp.	827,300	53,642,132
Procter & Gamble Co.	1,203,500	83,871,915

		137,514,047

Hypermarkets & Super Centers 1.7%
Wal-Mart Stores, Inc.	4,171,700	249,843,113

Industrial Conglomerates 1.7%
General Electric Co.	4,575,000	116,662,500
Siemens AG — ADR (Germany)	846,400	79,468,496
Tyco International Ltd. (Bermuda)	1,600,350	56,044,257

		252,175,253

Description	Shares	Value

Insurance Brokers 2.5%
Marsh & McLennan Cos., Inc.	11,293,000	$358,665,680

Integrated Oil & Gas 4.2%
BP PLC — ADR (United Kingdom)	1,267,500	63,590,475
ConocoPhillips	808,400	59,215,300
Exxon Mobil Corp.	1,609,600	125,001,536
Occidental Petroleum Corp.	2,365,200	166,628,340
Royal Dutch Shell PLC — ADR (United Kingdom)	3,242,400	191,334,024

		605,769,675

Integrated Telecommunication Services 1.1%
Verizon Communications, Inc.	5,012,412	160,848,301

Internet Software & Services 1.0%
eBay, Inc. (a)	6,215,500	139,102,890

Investment Banking & Brokerage 1.5%
Charles Schwab Corp.	5,046,940	131,220,440
Goldman Sachs Group, Inc.	321,215	41,115,520
Merrill Lynch & Co., Inc.	1,607,800	40,677,340

		213,013,300

Life & Health Insurance 0.1%
Aegon NV (Netherlands)	1,665,400	14,622,212

Motorcycle Manufacturers 0.3%
Harley-Davidson, Inc.	1,274,800	47,550,040

Movies & Entertainment 2.9%
Time Warner, Inc.	19,189,800	251,578,278
Viacom, Inc., Class B (a)	7,004,500	173,991,780

		425,570,058

Multi-Line Insurance 0.3%
Hartford Financial Services Group, Inc.	1,150,900	47,175,391

Oil & Gas Equipment & Services 0.4%
Schlumberger Ltd. (Netherlands Antilles)	661,800	51,679,962

Description	Shares	Value

Oil & Gas Exploration & Production 0.5%
Devon Energy Corp.	729,400	$66,521,280

Other Diversified Financial Services 6.2%
Bank of America Corp.	4,408,195	154,286,825
Citigroup, Inc.	10,175,500	208,699,505
JPMorgan Chase & Co.	11,547,045	539,247,001

		902,233,331

Packaged Foods & Meats 3.7%
Cadbury PLC — ADR (United Kingdom)	3,770,958	152,040,124
Kraft Foods, Inc., Class A	4,362,714	142,878,884
Unilever NV (Netherlands)	8,850,500	249,230,080

		544,149,088

Personal Products 0.5%
Estee Lauder Cos., Inc., Class A	1,567,200	78,218,952

Pharmaceuticals 6.8%
Abbott Laboratories	3,974,800	228,868,984
Bristol-Myers Squibb Co.	7,972,600	166,228,710
Novartis AG — ADR (Switzerland)	2,484,000	131,254,560
Roche Holdings AG — ADR (Switzerland)	1,684,200	131,055,855
Schering-Plough Corp.	12,580,818	232,367,708
Wyeth, Inc.	2,652,600	97,987,044

		987,762,861

Property & Casualty Insurance 2.3%
Chubb Corp.	3,081,916	169,197,188
Travelers Cos., Inc.	3,573,049	161,501,815

		330,699,003

Regional Banks 2.3%
KeyCorp.	3,151,200	37,625,328
PNC Financial Services Group, Inc.	2,645,400	197,611,380
SunTrust Banks, Inc.	2,253,200	101,371,468

		336,608,176

Description	Shares	Value

Restaurants 0.4%
Starbucks Corp. (a)	3,916,525	$58,238,727

Semiconductors 0.6%
Intel Corp.	4,429,600	82,966,408

Soft Drinks 0.9%
Coca-Cola Co.	2,556,800	135,203,584

Systems Software 0.4%
Oracle Corp. (a)	1,454,600	29,542,926
Symantec Corp. (a)	1,477,638	28,932,152

		58,475,078

Tobacco 1.0%
Altria Group, Inc.	2,706,100	53,689,024
Philip Morris International, Inc.	1,846,700	88,826,270

		142,515,294

Total Common Stocks 58.5%		8,518,729,294

Convertible Preferred Stocks 3.3%
Advertising 0.1%
Interpublic Group of Cos., Inc., Ser B (b)	13,700	9,028,300

Agricultural Products 0.2%
Archer-Daniels-Midland Co.	800,000	23,896,000

Automobile Manufacturers 0.1%
Ford Motor Co. Capital Trust II	1,056,160	16,568,510

Communications Equipment 0.3%
Lucent Technologies Capital Trust I	105,100	52,313,525

Diversified Banks 0.1%
Wachovia Corp., Ser L	27,370	10,537,450

Health Care Facilities 0.2%
HEALTHSOUTH Corp., Ser A (b)	27,000	20,324,250

Description	Shares	Value

Health Care Facilities (continued)
HEALTHSOUTH Corp., Ser A	8,620	$6,488,705

		26,812,955

Health Care Services 0.1%
Omnicare Capital Trust II	600,000	22,725,000

Housewares & Specialties 0.2%
Newell Financial Trust I	822,300	31,915,519

Office Services & Supplies 0.1%
Avery Dennison Corp.	529,725	22,847,039

Oil & Gas Storage & Transportation 0.2%
El Paso Energy Capital Trust I	820,900	27,551,456

Other Diversified Financial Services 1.1%
Bank of America Corp., Ser L	79,890	66,728,123
Citigroup, Inc., Ser T	2,222,640	91,128,240

		157,856,363

Pharmaceuticals 0.4%
Schering-Plough Corp.	327,520	56,169,680

Regional Banks 0.2%
KeyCorp, Ser A	327,098	27,806,601

Total Convertible Preferred Stocks 3.3%		486,028,398

Investment Companies 0.1%
SPDR KBW Regional Banking ETF	260,900	9,261,950

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations 12.5%
$48,500	United States Treasury Bonds	4.750%	02/15/37	$51,895,049
200,000	United States Treasury Bonds	7.625	02/15/25	275,828,200

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations (continued)
$104,525	United States Treasury Bonds	8.125%	08/15/21	$143,836,225
23,665	United States Treasury Bonds	8.750	08/15/20	33,598,763
28,000	United States Treasury Bonds	9.000	11/15/18	39,532,500
95,000	United States Treasury Notes	2.125	01/31/10	95,289,465
80,000	United States Treasury Notes	2.750	07/31/10	81,268,800
33,000	United States Treasury Notes	3.125	04/15/09	33,283,602
25,000	United States Treasury Notes	3.125	11/30/09	25,367,200
55,000	United States Treasury Notes	3.375	10/15/09	55,868,010
75,000	United States Treasury Notes	3.375	11/30/12	76,828,200
70,000	United States Treasury Notes	3.500	08/15/09	70,962,570
110,705	United States Treasury Notes	3.875	02/15/13	115,228,406
105,000	United States Treasury Notes	4.000	02/15/14	110,389,545
2,250	United States Treasury Notes	4.250	01/15/11	2,368,127
226,860	United States Treasury Notes	4.500	02/28/11	240,064,160
75,000	United States Treasury Notes	4.625	02/29/12	80,074,275
72,340	United States Treasury Notes	5.750	08/15/10	77,494,297
75,000	United States Treasury Notes	6.000	08/15/09	77,642,625
133,000	United States Treasury Notes	6.500	02/15/10	141,426,880

	Total United States Treasury Obligations 12.5%			1,828,246,899

	Corporate Bonds 9.3%
	Airlines 0.0%
3,565	America West Airlines, Inc., Ser G	7.100	04/02/21	2,923,683

	Automotive 0.1%
3,730	DaimlerChrysler NA Holding Corp.	7.750	01/18/11	3,868,536
1,500	DaimlerChrysler NA Holding Corp.	8.500	01/18/31	1,510,913
5,250	Harley-Davidson Funding Corp., Ser C (b)	6.800	06/15/18	4,924,295

				10,303,744

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking 1.0%
$8,940	Bank of America Corp.	3.375%	02/17/09	$8,764,132
14,370	Bank of America Corp., Ser L	5.650	05/01/18	12,125,032
7,305	Bank of America Corp.	5.750	12/01/17	6,205,064
4,685	Bank of New York Mellon Corp.	4.500	04/01/13	4,390,642
505	Bank One Corp.	6.000	02/17/09	501,641
7,145	Citigroup, Inc.	5.875	05/29/37	4,967,697
11,285	Citigroup, Inc.	6.125	11/21/17	9,579,656
5,670	Citigroup, Inc.	6.125	05/15/18	4,702,834
2,739	Credit Suisse First Boston USA, Inc.	5.125	08/15/15	2,443,692
8,310	HBOS PLC (United Kingdom) (b)	6.750	05/21/18	6,979,378
3,250	Huntington National Bank	4.375	01/15/10	3,068,777
17,720	JPMorgan Chase & Co.	4.750	05/01/13	16,507,491
5,480	JPMorgan Chase & Co.	6.750	02/01/11	5,501,262
4,116	JPMorgan Chase & Co.	7.000	11/15/09	4,117,889
5,730	Popular North America, Inc.	5.650	04/15/09	5,661,888
15,235	Sovereign Bancorp (c)	3.440	03/23/10	10,816,881
17,585	Unicredito Luxembourg Finance (Luxembourg) (b)(c)	2.846	10/24/08	17,571,389
22,620	Wachovia Capital Trust III (d)	5.800	03/15/42	9,504,675
4,345	Wachovia Corp.	5.500	05/01/13	3,598,186
13,835	Wells Fargo & Co.	5.625	12/11/17	12,737,138

				149,745,344

	Brokerage 0.5%
6,300	Bear Stearns Co., Inc.	6.400	10/02/17	5,893,341
8,615	Bear Stearns Co., Inc.	7.250	02/01/18	8,304,619
14,785	Credit Suisse New York (Switzerland)	6.000	02/15/18	12,902,810
14,240	Goldman Sachs Group, Inc.	6.150	04/01/18	11,860,866
14,230	Goldman Sachs Group, Inc.	6.750	10/01/37	9,522,702
6,055	Lehman Brothers Holdings, Inc. (e)	5.750	01/03/17	30,275

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Brokerage (continued)
$5,370	Lehman Brothers Holdings, Inc. (e)	6.500%	07/19/17	$26,850
15,765	Lehman Brothers Holdings, Inc. (e)	6.875	07/17/37	78,825
20,660	Merrill Lynch & Co., Inc.	6.875	04/25/18	18,309,574

				66,929,862

	Chemicals 0.1%
3,830	E.I. du Pont de Nemours & Co.	6.000	07/15/18	3,745,372
5,635	ICI Wilmington, Inc.	4.375	12/01/08	5,625,071
1,540	Monsanto Co.	5.125	04/15/18	1,467,365

				10,837,808

	Construction Machinery 0.1%
2,185	Caterpillar Financial Services Corp.	4.900	08/15/13	2,071,109
5,430	John Deere Capital Corp.	5.750	09/10/18	5,059,392

				7,130,501

	Consumer Products 0.1%
8,775	Philips Electronics NV (Netherlands)	5.750	03/11/18	8,441,120

	Diversified Manufacturing 0.4%
7,815	Brascan Corp. (Canada)	7.125	06/15/12	7,827,348
775	Brascan Corp. (Canada)	8.125	12/15/08	778,611
4,900	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	4,315,415
5,380	Cooper Industries, Inc.	5.250	11/15/12	5,448,127
28,535	General Electric Co.	5.250	12/06/17	25,012,811
5,770	Honeywell International, Inc.	5.300	03/01/18	5,440,850
5,315	Parker Hannifin Corp.	5.500	05/15/18	5,311,737
9,030	Textron Financial Corp.	5.125	02/03/11	9,047,916

				63,182,815

	Electric 0.6%
8,235	Arizona Public Service Co.	5.800	06/30/14	7,626,541

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$7,100	Carolina Power & Light Co.	5.125%	09/15/13	$7,097,941
700	Consumers Energy Co., Ser F	4.000	05/15/10	686,476
610	Consumers Energy Co., Ser N	4.400	08/15/09	608,390
4,300	Consumers Energy Co., Ser H	4.800	02/17/09	4,299,398
4,885	Detroit Edison Co.	6.125	10/01/10	5,012,401
4,205	Duquesne Light Co., Ser O	6.700	04/15/12	4,283,844
4,625	Entergy Gulf States, Inc. (c)	3.210	12/01/09	4,584,092
669	Entergy Gulf States, Inc. (b)(c)	3.565	12/08/08	667,605
12,780	E.ON International Finance BV (Netherlands) (b)	5.800	04/30/18	12,236,569
1,330	Indianapolis Power & Light Co. (b)	6.300	07/01/13	1,354,286
7,715	Israel Electric Corp. Ltd. (Israel) (b)	7.250	01/15/19	7,741,478
4,500	NiSource Finance Corp. (c)	3.380	11/23/09	4,386,307
4,450	Nisource Finance Corp.	6.800	01/15/19	4,049,331
4,650	Ohio Edison Co.	6.400	07/15/16	4,430,613
9,035	Ohio Power Co., Ser K	6.000	06/01/16	8,633,810
3,650	Peco Energy Co.	5.350	03/01/18	3,321,755
3,530	PPL Energy Supply LLC	6.300	07/15/13	3,437,373
3,120	Public Service Co. of Colorado	6.500	08/01/38	2,972,861
1,255	Public Service Electric & Gas	5.000	01/01/13	1,240,705
4,135	Union Electric Co.	6.700	02/01/19	4,000,182

				92,671,958

	Electric Utilities 0.0%
2,420	CenterPoint Energy Resources Corp.	6.250	02/01/37	1,920,144
1,805	CenterPoint Energy Resources Corp., Ser B	7.875	04/01/13	1,854,475

				3,774,619

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Environmental 0.0%
$1,855	Waste Management, Inc.	7.375%	08/01/10	$1,921,724

	Financial 0.1%
7,820	NYSE Euronext	4.800	06/28/13	7,452,538
1,925	ProLogis	6.625	05/15/18	1,656,110

				9,108,648

	Food/Beverage 0.3%
5,850	Archer-Daniels-Midland Co.	5.450	03/15/18	5,419,130
2,385	ConAgra Foods, Inc.	7.000	10/01/28	2,309,126
4,915	ConAgra Foods, Inc.	8.250	09/15/30	5,395,943
3,105	Dr. Pepper Snapple Group, Inc. (b)	6.820	05/01/18	3,002,287
9,000	FBG Finance Ltd. (Australia) (b)	5.125	06/15/15	8,451,747
4,280	General Mills, Inc.	5.250	08/15/13	4,251,529
6,745	Kraft Foods, Inc.	6.125	08/23/18	6,309,502
7,175	Yum! Brands, Inc.	8.875	04/15/11	7,735,253

				42,874,517

	Health Care 0.2%
3,925	Baxter International, Inc.	4.625	03/15/15	3,767,796
5,315	Baxter International, Inc.	5.375	06/01/18	5,090,463
6,335	Covidien International Finance SA (Luxembourg)	6.000	10/15/17	6,269,705
5,100	Medco Health Solutions, Inc.	7.125	03/15/18	5,176,663
5,745	UnitedHealth Group, Inc.	6.000	02/15/18	5,205,993
2,250	WellPoint, Inc.	4.250	12/15/09	2,206,334

				27,716,954

	Independent Energy 0.1%
3,990	Devon Financing Corp. ULC	7.875	09/30/31	4,062,506
1,765	Gaz Capital SA (Luxembourg) (b)	6.510	03/07/22	1,275,213
6,345	Questar Market Resources, Inc.	6.800	04/01/18	6,408,742
7,760	XTO Energy, Inc.	5.500	06/15/18	6,871,775

				18,618,236

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Integrated Energy 0.2%
$10,305	ConocoPhillips	5.200%	05/15/18	$9,633,341
3,100	Marathon Oil Corp.	5.900	03/15/18	2,757,720
5,739	Marathon Oil Corp.	6.000	10/01/17	5,163,992
5,000	Niagara Mohawk Power Corp., Ser G	7.750	10/01/08	5,000,000
5,035	Petro-Canada (Canada)	6.050	05/15/18	4,402,775

				26,957,828

	Life Insurance 0.2%
5,000	American General Corp.	7.500	08/11/10	3,288,630
1,145	John Hancock Financial Services, Inc.	5.625	12/01/08	1,146,962
730	John Hancock Global Funding II (b)	7.900	07/02/10	780,011
5,410	MetLife, Inc., Ser A	6.817	08/15/18	5,127,922
3,155	Nationwide Financial Services, Inc.	6.250	11/15/11	3,283,314
4,865	Platinum Underwriters Finance, Inc., Ser B	7.500	06/01/17	4,625,681
3,395	Prudential Financial, Inc.	6.625	12/01/37	2,858,648
11,365	Xlliac Global Funding (b)	4.800	08/10/10	10,928,482

				32,039,650

	Lodging 0.0%
5,195	Starwood Hotels & Resorts Worldwide, Inc.	6.750	05/15/18	4,652,190

	Media-Cable 0.3%
6,325	Comcast Cable Communications, Inc.	7.125	06/15/13	6,392,741
10,880	Comcast Corp.	5.700	05/15/18	9,513,439
10,000	Cox Communications, Inc.	7.250	11/15/15	10,026,630
5,755	Time Warner Cable, Inc.	6.750	07/01/18	5,384,096

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Cable (continued)
$9,475	Time Warner, Inc.	5.875%	11/15/16	$8,340,274

				39,657,180

	Media-Noncable 0.2%
5,045	Grupo Televisa SA (Mexico)	6.000	05/15/18	4,786,550
3,555	Pearson Dollar Finance Two PLC (United Kingdom) (b)	6.250	05/06/18	3,418,591
9,755	Viacom, Inc.	6.875	04/30/36	7,841,362
8,605	Vivendi (France) (b)	6.625	04/04/18	8,297,233

				24,343,736

	Metals 0.1%
6,705	ArcelorMittal (Luxembourg) (b)	6.125	06/01/18	5,951,780
3,995	GTL Trade Finance, Inc. (British Virgin Islands) (b)	7.250	10/20/17	3,836,578
6,740	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	6,384,661

				16,173,019

	Noncaptive-Consumer Finance 0.4%
9,815	American Express Credit Co., Ser C	7.300	08/20/13	9,476,333
100	American General Finance Corp.	4.625	09/01/10	60,550
23,875	General Electric Capital Corp.	5.625	05/01/18	20,216,538
2,385	Household Finance Corp.	4.125	12/15/08	2,359,667
2,900	Household Finance Corp.	4.125	11/16/09	2,804,625
1,340	Household Finance Corp.	5.875	02/01/09	1,326,343
6,316	Household Finance Corp.	6.375	10/15/11	6,253,914
1,925	Household Finance Corp.	8.000	07/15/10	1,965,179
740	HSBC Finance Corp.	5.500	01/19/16	668,608
7,060	HSBC Finance Corp.	6.750	05/15/11	7,100,708

				52,232,465

	Noncaptive-Diversified Finance 0.1%
2,925	General Electric Capital Corp.	4.250	12/01/10	2,829,066

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Diversified Finance (continued)
$2,420	General Electric Capital Corp.	4.750%	09/15/14	$2,218,162
4,750	General Electric Capital Corp.	5.875	02/15/12	4,607,818
10,165	Nationwide Building Society (United Kingdom) (b)	4.250	02/01/10	9,997,481

				19,652,527

	Oil Field Services 0.0%
4,235	Weatherford International Ltd. (Bermuda)	6.000	03/15/18	3,808,849

	Other Utilities 0.1%
9,205	Plains All American Pipeline	6.700	05/15/36	7,956,535

	Pharmaceuticals 0.3%
8,355	Amgen, Inc.	5.850	06/01/17	8,033,458
5,855	AstraZeneca PLC (United Kingdom)	5.900	09/15/17	5,774,915
6,695	Biogen Idec, Inc.	6.875	03/01/18	6,612,551
10,290	Bristol-Myers Squibb Co.	5.450	05/01/18	9,734,721
9,405	GlaxoSmithKline Capital, Inc.	5.650	05/15/18	8,945,528
3,745	Wyeth	5.450	04/01/17	3,625,160
1,255	Wyeth	5.500	02/15/16	1,226,691

				43,953,024

	Pipelines 0.1%
3,075	Consolidated Natural Gas Co., Ser C	6.250	11/01/11	3,104,612
4,170	Kinder Morgan Energy Partners, LP	5.950	02/15/18	3,720,812
4,610	Texas Eastern Transmission Corp.	7.000	07/15/32	4,492,275
5,410	TransCanada Pipelines Ltd. (Canada)	6.500	08/15/18	5,256,410

				16,574,109

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Property & Casualty Insurance 0.4%
$4,940	Ace INA Holdings, Inc.	5.600%	05/15/15	$4,680,823
19,170	AIG SunAmerica Global Financing VI (b)	6.300	05/10/11	15,542,883
13,675	Berkshire Hathaway Finance Corp. (b)	5.400	05/15/18	13,271,587
6,590	Catlin Insurance Co. Ltd. (Bermuda) (b)(d)	7.249	12/31/49	2,945,321
1,265	Chubb Corp.	5.750	05/15/18	1,174,391
10,871	Farmers Exchange Capital (b)	7.050	07/15/28	8,697,898
2,790	Farmers Insurance Exchange Surplus (b)	8.625	05/01/24	2,668,621
8,620	Mantis Reef Ltd. (Cayman Islands) (b)	4.692	11/14/08	8,615,431
4,135	Travelers Cos., Inc.	5.800	05/15/18	3,796,625
5,240	Two-Rock Pass Through Trust (Bermuda) (b)(c)	3.743	02/11/49	111,350

				61,504,930

	Railroads 0.1%
7,255	Burlington Northern Santa Fe Corp.	6.125	03/15/09	7,254,695
1,480	Canadian National Railway Co. (Canada)	5.550	05/15/18	1,463,634
5,000	CSX Corp.	6.750	03/15/11	5,112,510
4,245	Korea Railroad Corp. (Republic of Korea (South Korea)) (b)	5.375	05/15/13	3,984,264

				17,815,103

	Refining 0.0%
6,275	Valero Energy Corp.	3.500	04/01/09	6,229,111

	Retailers 0.3%
2,240	CVS Caremark Corp.	5.750	08/15/11	2,274,554
1,715	CVS Caremark Corp.	5.750	06/01/17	1,605,319

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Retailers (continued)
$8,020	CVS Lease Pass-Through Trust (b)	6.036%	12/10/28	$7,218,174
2,890	Federated Department Stores, Inc.	6.300	04/01/09	2,864,209
13,000	Home Depot, Inc. (c)	2.944	12/16/09	12,234,274
6,850	Home Depot, Inc.	5.400	03/01/16	5,833,193
3,160	Walgreen Co.	4.875	08/01/13	3,162,389
9,240	Wal-Mart Stores, Inc.	4.250	04/15/13	9,078,309

				44,270,421

	Supermarkets 0.0%
1,575	Delhaize America, Inc.	9.000	04/15/31	1,657,442
1,032	Kroger Co.	6.400	08/15/17	991,164
3,700	Kroger Co., Ser B	7.250	06/01/09	3,733,537

				6,382,143

	Technology 0.2%
4,665	Dell, Inc. (b)	5.650	04/15/18	4,291,441
2,605	Hewlett-Packard Co.	5.500	03/01/18	2,448,877
6,415	KLA Instruments Corp.	6.900	05/01/18	5,974,809
4,720	LG Electronics, Inc. (South Korea) (b)	5.000	06/17/10	4,665,937
8,795	Oracle Corp.	5.750	04/15/18	8,180,783
4,845	Xerox Corp.	6.350	05/15/18	4,436,533

				29,998,380

	Thrifts & Mortgage Finance 2.1%
18,000	Federal Home Loan Bank	5.000	11/17/17	18,174,636
8,500	Federal Home Loan Mortgage Corp.	5.125	11/17/17	8,775,255
105,225	Federal Home Loan Mortgage Corp.	5.500	08/23/17	111,527,241
9,000	Federal Home Loan Mortgage Corp.	6.750	03/15/31	11,060,343

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Thrifts & Mortgage Finance (continued)
$9,000	Federal National Mortgage Association	5.000%	05/11/17	$9,222,444
113,500	Federal National Mortgage Association	5.375	06/12/17	119,208,256
17,925	Federal National Mortgage Association	6.625	11/15/30	21,700,059

				299,668,234

	Tobacco 0.1%
8,795	Philip Morris International, Inc.	5.650	05/16/18	8,144,188

	Utility 0.0%
2,625	Equitable Resources, Inc.	6.500	04/01/18	2,508,817

	Wireless 0.0%
2,855	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	2,541,921

	Wireline 0.5%
253	AT&T Corp.	7.300	11/15/11	262,920
4,680	AT&T Corp.	8.000	11/15/31	4,752,212
15,495	AT&T, Inc.	6.300	01/15/38	12,871,077
4,375	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	4,240,950
10,575	France Telecom SA (France)	8.500	03/01/31	11,502,692
3,000	GTE Corp.	7.510	04/01/09	3,043,080
4,700	SBC Communications, Inc.	6.150	09/15/34	3,931,080
1,295	Telecom Italia Capital, Ser A (Luxembourg)	4.000	11/15/08	1,291,089
9,285	Telecom Italia Capital (Luxembourg)	4.000	01/15/10	9,018,428
1,575	Telecom Italia Capital (Luxembourg)	4.875	10/01/10	1,531,845

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$2,605	Telecom Italia Capital (Luxembourg)	6.999%	06/04/18	$2,342,338
10,015	Telefonica Europe (Netherlands)	8.250	09/15/30	10,092,316
10,980	Verizon Communications, Inc.	5.500	02/15/18	9,723,009
365	Verizon New England, Inc.	6.500	09/15/11	362,091

				74,965,127

	Total Corporate Bonds 9.3%			1,358,211,020

	Convertible Corporate Obligations 9.3%
	Aerospace & Defense 0.5%
63,000	L-3 Communications Corp.	3.000	08/01/35	69,063,750

	Airlines 0.3%
27,225	AMR Corp.	4.500	02/15/24	24,638,625
32,000	UAL Corp.	4.500	06/30/21	13,366,400

				38,005,025

	Automotive 0.1%
19,781	Ford Motor Co.	4.250	12/15/36	13,129,639

	Biotechnology 1.3%
72,500	Amgen, Inc.	0.375	02/01/13	65,612,500
72,500	Amgen, Inc. (b)	0.375	02/01/13	65,612,500
45,000	Invitrogen Corp.	1.500	02/15/24	40,781,250
13,636	Invitrogen Corp.	3.250	06/15/25	13,158,740

				185,164,990

	Broadcasting & Cable TV 0.3%
22,956	Liberty Media LLC	3.125	03/30/23	21,033,435
21,235	Sinclair Broadcast Group, Inc.	6.000	09/15/12	18,182,469

				39,215,904

	Communications Equipment 0.5%
45,000	JDS Uniphase Corp.	*	11/15/10	43,818,750

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Communications Equipment (continued)
$34,000	JDS Uniphase Corp. (b)	1.000%	05/15/26	$22,652,500

				66,471,250

	Computer Storage & Peripherals 0.1%
9,000	NetApp, Inc. (b)	1.750	06/01/13	7,717,500

	Drug Retail 0.1%
24,161	Rite Aid Corp.	8.500	05/15/15	14,647,606

	Electric Utilities 0.6%
2,000	Centerpoint Energy, Inc. (d)	2.000	09/15/29	65,820,000
10,065	PG & E Corp.	9.500	06/30/10	26,483,531

				92,303,531

	Entertainment 0.3%
52,703	International Game Technology	2.600	12/15/36	49,540,820

	Environmental & Facilities Services 0.1%
22,000	Allied Waste Industries, Inc.	4.250	04/15/34	20,735,000

	Health Care 0.8%
27,161	Affymetrix, Inc.	3.500	01/15/38	19,148,505
46,059	LifePoint Hospitals, Inc.	3.500	05/15/14	37,883,528
62,100	Mylan Labs, Inc.	1.250	03/15/12	48,049,875
3,721	Wright Medical Group, Inc.	2.625	12/01/14	3,930,306

				109,012,214

	Health Care Equipment 0.6%
22,700	Advanced Medical Optics, Inc.	2.500	07/15/24	20,288,125
45,000	Advanced Medical Optics, Inc.	3.250	08/01/26	29,587,500
44,469	Medtronic, Inc.	1.500	04/15/11	44,469,000

				94,344,625

	Health Care Facilities 0.0%
9,100	Health Management Associates, Inc. (b)	3.750	05/01/28	6,908,993

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care Services 0.3%
$66,278	Omnicare, Inc.	3.250%	12/15/35	$43,743,480

	Industrial Conglomerates 0.4%
64,000	3M Co., LYON	*	11/21/32	52,080,000

	Integrated Telecommunication Services 0.4%
36,200	Level 3 Communications, Inc.	2.875	07/15/10	28,643,250
40,800	Level 3 Communications, Inc.	6.000	03/15/10	35,904,000

				64,547,250

	Life & Health Insurance 0.2%
35,802	Conseco, Inc. (f)	3.500/0.000	09/30/35	25,687,935

	Other 0.1%
18,209	Live Nation, Inc. (b)	2.875	07/15/27	15,045,186

	Paper Packaging 0.2%
35,800	Sealed Air Corp. (b)	3.000	06/30/33	33,696,750

	Pharmaceuticals 0.5%
23,679	Allergan, Inc.	1.500	04/01/26	24,626,160
12,435	Saint Jude Medical, Inc. (b)	1.220	12/15/08	12,403,912
40,000	Watson Pharmaceuticals, Inc.	1.750	03/15/23	37,500,000

				74,530,072

	Photographic Products 0.3%
50,000	Eastman Kodak Co.	3.375	10/15/33	46,937,500

	Semiconductors 0.2%
40,978	Xilinx, Inc. (b)	3.125	03/15/37	34,216,630

	Technology 1.1%
20,000	Cadence Design Systems, Inc.	1.375	12/15/11	14,650,000
22,000	Cadence Design Systems, Inc.	1.500	12/15/13	14,272,500
35,490	Interpublic Group of Cos., Inc. (b)	4.750	03/15/23	34,824,563

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology (continued)
$36,420	Linear Technology Corp. (b)	3.000%	05/01/27	$31,139,100
36,428	Lucent Technologies, Inc., Ser B	2.875	06/15/25	25,454,065
46,672	SanDisk Corp.	1.000	05/15/13	37,279,260

				157,619,488

	Total Convertible Corporate Obligations 9.3%			1,354,365,138

	Asset Backed Securities 1.1%
24,825	Capital Auto Receivables Asset Trust (c)	2.548	07/15/10	24,568,173
17,349	Capital Auto Receivables Asset Trust	4.980	05/15/11	17,172,931
5,785	Capital Auto Receivables Asset Trust (b)	5.310	10/20/09	5,786,681
6,160	Capital One Auto Finance Trust	5.070	07/15/11	6,003,065
4,400	Caterpillar Financial Asset Trust	5.570	05/25/10	4,416,230
9,986	CIT Equipment	5.070	02/20/10	9,997,214
18,000	Citibank Credit Card Issuance Trust (c)	3.194	03/22/12	17,553,191
3,082	CNH Equipment Trust	5.200	06/15/10	3,090,219
2,342	Ford Credit Auto Owner Trust	5.050	03/15/10	2,342,239
16,974	Ford Credit Auto Owner Trust	5.260	10/15/10	17,007,018
1,599	GE Equipment Small Ticket LLC (b)	4.880	10/22/09	1,598,928
10,864	GS Auto Loan Trust	5.370	12/15/10	10,876,088
3,423	Harley-Davidson Motorcycle Trust	3.560	02/15/12	3,241,130
8,702	Harley-Davidson Motorcycle Trust	3.760	12/17/12	8,158,544
6,288	Harley-Davidson Motorcycle Trust	4.070	02/15/12	6,256,727
8,917	Hertz Vehicle Financing LLC (b)	4.930	02/25/10	8,776,023
1,254	Honda Auto Receivables Owner Trust	4.850	10/19/09	1,255,143
11	Hyundai Auto Receivables Trust	3.980	11/16/09	11,187
5,000	Lehman XS Trust (c)(e)(g)	5.490	04/25/46	4,450,000

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$9,900	TXU Electric Delivery Transition Bond Company	4.810%	11/17/14	$10,014,840

	Total Asset Backed Securities 1.1%			162,575,571

	Collateralized Mortgage Obligations 0.5%
7,188	American Home Mortgage Assets (c)(g)	3.397	06/25/47	3,881,551
15,546	American Home Mortgage Assets (c)(g)	3.467	10/25/46	4,447,661
10,975	American Home Mortgage Assets (c)(g)	3.506	06/25/47	1,616,921
6,620	American Home Mortgage Investment Trust (c)	3.407	03/25/46	4,045,380
5,190	American Home Mortgage Investment Trust (c)(g)	3.647	11/25/45	936,281
5,758	Bear Stearns Mortgage Funding Trust (c)(g)	3.417	07/25/36	3,376,108
10,187	Countrywide Alternative Loan Trust (c)(g)	3.456	10/25/46	3,886,252
17,950	Countrywide Alternative Loan Trust (c)(g)	3.457	09/25/47	9,705,406
9,607	Countrywide Alternative Loan Trust (c)(g)	3.477	12/25/46	2,189,513
4,962	Countrywide Alternative Loan Trust (c)(g)	3.507	12/25/35	2,888,377
16,310	Downey Savings & Loan Association Mortgage Loan Trust (c)(g)	4.184	08/19/45	3,425,085
12,113	Greenpoint Mortgage Funding Trust (c)(g)	3.327	10/25/46	7,070,466
12,533	Mastr Adjustable Rate Mortgages Trust (c)	3.417	04/25/46	7,701,410
6,540	Residential Accredit Loans, Inc. (c)(g)	3.557	12/25/45	2,172,586

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$3,811	Residential Accredit Loans, Inc. (c)(g)(h)	3.757%	05/25/47	$76,776
10,867	Structured Asset Mortgage Investments, Inc. (c)(g)	3.397	02/25/37	3,694,625
4,668	Structured Asset Mortgage Investments, Inc. (c)(g)	3.437	05/25/45	2,941,105
5,150	Washington Mutual Mortgage Pass-Through Certificates (c)(g)	3.557	06/25/46	618,000
15,678	Washington Mutual Mortgage Pass-Through Certificates (c)(g)	4.019	04/25/46	5,648,633

	Total Collateralized Mortgage Obligations 0.5%			70,322,136

	Adjustable Rate Mortgage Backed Securities 0.2%
23,510	Federal National Mortgage Association (c)	5.533	05/01/36	23,937,420

	Foreign Government Obligations 0.2%
23,805	Brazilian Government International Bond (Brazil)	6.000	01/17/17	23,031,337

	Total Long-Term Investments 95.0% (Cost $14,109,758,762)			13,834,709,163

Short-Term Investments 4.5%
Repurchase Agreements 4.4%
Banc of America Securities ($240,288,960 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $240,302,643)	240,288,960
Citigroup Global Markets, Inc. ($240,288,959 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $240,298,972)	240,288,959

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($72,086,688 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $72,088,690)	$72,086,688
State Street Bank & Trust Co. ($94,759,393 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $94,762,946)	94,759,393

Total Repurchase Agreements 4.4%	647,424,000

United States Government Agency Obligations 0.1%
United States Treasury Bill ($6,065,000 par, yielding 1.485%, 10/09/08 maturity) (i)	6,063,040
United States Treasury Bill ($2,470,000 par, yielding 0.587%, 01/15/09 maturity) (i)	2,465,796

Total United States Government Agency Obligations 0.1%	8,528,836

Total Short-Term Investments 4.5% (Cost $655,952,836)	655,952,836

Total Investments 99.5% (Cost $14,765,711,598)	14,490,661,999

Other Assets in Excess of Liabilities 0.5%	71,264,821

Net Assets 100.0%	$14,561,926,820

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $34,544,511 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

*	Zero coupon bond

(a)	Non-income producing security.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Floating Rate Coupon

(d)	Variable Rate Coupon

(e)	On September 15, 2008, Lehman Brothers Holdings, Inc. filed for bankruptcy and has been determined to be non-income producing.

(f)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date.

(g)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(h)	Security has been deemed illiquid.

(i)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
ADR — American Depositary Receipt
LYON — Liquid Yield Option Note
Futures contracts outstanding as of September 30, 2008:

		Unrealized
		Appreciation/
	Contracts	Depreciation

Long Contracts:
S&P Mini 500 Index Futures, December 2008 (Current Notional Value of $58,450 per contract)	1,254	$3,177,857
U.S. Treasury Notes 2-Year Futures, December 2008 (Current Notional Value of $213,438 per contract)	1,383	1,648,207
U.S. Treasury Notes 5-Year Futures, December 2008 (Current Notional Value of $112,234 per contract)	3,774	83,438

Total Long Contracts:	6,411	4,909,502

Short Contracts:
Interest Rate Swap 5-Year Futures, December 2008 (Current Notional Value of $108,500 per contract)	1,034	1,102,863
Interest Rate Swap 10-Year Futures, December 2008 (Current Notional Value of $111,844 per contract)	436	1,080,959
U.S. Treasury Bond Futures, December 2008 (Current Notional Value of $117,172 per contract)	2,273	1,980,636
U.S. Treasury Notes 10-Year Futures, December 2008 (Current Notional Value of $114,625 per contract)	2,274	1,648,648

Total Short Contracts:	6,017	5,813,106

Total Futures Contracts	12,428	$10,722,608

Swap agreements outstanding as of September 30, 2008:
Credit Default Swaps

			Pay/
			Receive		Notional
		Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value
Bank of America, N.A.	Carnival Corp.	Buy	1.570%	03/20/18	$4,145	0	$(76,133)
Bank of America, N.A.	Sealed Air Corp.	Buy	1.120	03/20/18	1,540	0	73,625
Citibank, N.A., New York	Eaton Corp.	Buy	0.820	03/20/18	2,025	0	51,804
Goldman Sachs International	Eaton Corp.	Buy	0.970	03/20/18	4,200	0	61,142
JPMorgan Chase Bank, N.A.	Nordstrom, Inc.	Buy	1.070	03/20/18	4,875	0	170,810
Merrill Lynch International	Carnival Corp.	Buy	1.600	03/20/18	3,590	0	(62,067)

							219,181

Goldman Sachs International	CDX.NA.IG.9	Sell	0.600	12/20/12	8,390	(239,090)	(358,387)
Goldman Sachs International	CDX.NA.IG.9	Sell	0.800	12/20/17	15,190	(508,884)	(888,332)
JPMorgan Chase Bank, N.A.	CDX.NA.IG.9	Sell	0.600	12/20/12	30,575	(1,053,350)	(1,306,042)

							(2,552,761)

Total Credit Default Swaps						$(1,801,324)	$(2,333,580)

Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	4.671%	12/24/17	$35,000	$ 1,080,843
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.443	08/20/17	215,000	16,963,515
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.680	08/03/37	63,000	10,146,595
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	5.686	08/03/37	80,000	12,958,898

Total Interest Rate Swaps						41,149,851

Swap Collateral Received From Counterparty
Bank of America, N.A						(27,000)
JP Morgan Chase Bank, N.A						(38,410,000)

Total Swap Collateral Received						$(38,437,000)

Total Swap Agreements						$379,271

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$8,039,195,340	$10,722,608
Level 2 - Other Significant Observable Inputs	6,390,613,898	38,816,271
Level 3 - Significant Unobservable Inputs	60,852,761	-0-

Total	$14,490,661,999	$49,358,879

*	Other financial instruments include futures, forwards and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of 12/31/07	$6,607,050
Accrued Discounts/Premiums	(3)
Realized Gain/Loss	(410,175)
Change in Unrealized Appreciation/Depreciation	(83,461,752)
Net Purchases/Sales	(13,875,334)
Net Transfers in and/or out of Level 3	151,992,975

Balance as of 9/30/08	$60,852,761
Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 9/30/08	(83,461,752)

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Equity and Income Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 18, 2008